UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
ASSETS
A) NON-CURRENT ASSETS	€ 14,067	€ 13,378
Property, plant and equipment	426	417
Right-of-use assets	1,786	2,021
Deferred tax asset	11,855	10,940
B) CURRENT ASSETS	84,468	67,483
Trade receivables and other current assets	11,792	7,841
Current financial assets	10,142	9,659
Cash and cash equivalents	62,534	49,983
TOTAL ASSETS (A+B)	98,535	80,861
EQUITY AND LIABILITIES
A) EQUITY	38,339	28,698
Equity attributable to equity holders of the Parent	38,185	28,546
Equity attributable to non-controlling interest	154	152
B) NON-CURRENT LIABILITIES	2,874	2,880
Non-current lease obligations	1,588	1,615
Deferred tax liabilities	1,286	1,265
C) CURRENT LIABILITIES	57,322	49,283
Current lease obligations	290	504
Payables with Related Parties	2,901	1,808
Trade payables and other current liabilities	54,131	46,971
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 98,535	€ 80,861